Share Capital (Details)									11 Months Ended	12 Months Ended
		Nov. 26, 2024 USD ($) $ / shares	Jan. 29, 2024 USD ($)	Jan. 25, 2024 USD ($) $ / shares shares	Aug. 30, 2023	Nov. 28, 2022 $ / shares shares	Aug. 30, 2022 USD ($) $ / shares shares	Feb. 17, 2022 USD ($) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares	Jul. 16, 2024 shares	Mar. 11, 2024 $ / shares shares	Nov. 14, 2023 shares
Share Capital [Line Items]
Basis of ordinary shares								664.0547
Aggregate issuance share (in Dollars) | $								$ 6,630,547
Authorized share capital (in Dollars) | $								100,000,000
Reverse Shares (in Dollars) | $								$ 3,351,351
Reverse split										On May 3, 2022, the Company’s Board of Directors approved a 0.806-for-1 reverse split of its issued and outstanding Ordinary Shares, effective as of May 3, 2022, pursuant to which holders of the Company’s Ordinary Shares received 0.806 of an Ordinary Share for each Ordinary Share.
Issuance of stock dividend										On June 16, 2022, the Company’s Board of Directors approved a 1-for-1.85 reverse split of our issued and outstanding Ordinary Shares, effective as of June 16, 2022, pursuant to which holders of our Ordinary Shares received one Ordinary Share for every 1.85 Ordinary Shares held as of such date.
Issued and outstanding shares	[1]								1,715,817	1,715,817	93,561
Exercise price (in Dollars per share) | $ / shares				$ 34.97			$ 183.82
Initial exercise price expire							5 years
Exercise price less (in Dollars per share) | $ / shares							$ 183.82
Exercise price (in Dollars per share) | $ / shares						$ 183.82
Revenues percentage						2.30%
Warrants to purchase (in Dollars) | $									$ 63,000
Issuance of bonus shares								1
Aggregate issuance shares								7
Private placement (in Dollars) | $			$ 7,275,000	$ 7,275,000						$ 500,000
Securities purchase agreement (in Dollars) | $				144,988						2,557,000
Pre-funded warrants (in Dollars) | $				$ 63,077
Percentage of gross cash proceeds										8.50%
Exercise price (in Dollars per share) | $ / shares		$ 2.7008
Adjusted warrants (in Dollars) | $									$ (607,000)		$ 841,000
Series A warrants (in Dollars) | $										$ 2,293,000
Ordinary shares authorized	[1]								90,000,000	90,000,000	3,351,351
Warrant [Member]
Share Capital [Line Items]
Price per share (in Dollars per share) | $ / shares						$ 551.46
Warrants to purchase				614,937
Cash amount received (in Dollars) | $									$ 2,200,000	$ 2,200,000
Underwriter’s Warrants [Member]
Share Capital [Line Items]
Purchase of warrants							185,873
Ordinary shares							2,043
Exercise price (in Dollars per share) | $ / shares							$ 473.2
Issuance costs (in Dollars) | $							$ 109,000
Series A Warrants [Member]
Share Capital [Line Items]
Warrants to purchase				260,045
Exercisable ordinary shares													1,028,720
Common shares exercise Price (in Dollars per share) | $ / shares													$ 8.84
Pre Funded Warrant [Member]
Share Capital [Line Items]
Exercise price (in Dollars per share) | $ / shares									$ 0.00013	$ 0.00013
Series A And Series B Warrants [Member]
Share Capital [Line Items]
Warrants to purchase									1,028,720	1,028,720
Series B Warrants [Member]
Share Capital [Line Items]
Warrant to purchase shares													608,021
IPO [Member]
Share Capital [Line Items]
Exercise price (in Dollars per share) | $ / shares							$ 367,640
Pure Capital Ltd. [Member]
Share Capital [Line Items]
Conversion of outstanding amounts into shares							16,084
Medigus [Member]
Share Capital [Line Items]
Agreement description										The Ordinary Shares confer upon their holders the following rights: (i) the right to vote in any general meeting of the Company, (ii) the right to receive dividends, if and when declared by the Board of Directors and (iii) the right to receive upon liquidation of the Company a sum equal to the nominal value of the share, and if a surplus remains, to receive such surplus, subject to the rights conferred on any class of shares which may be issued in the future.
Finance Expense [Member] | Underwriter’s Warrants [Member]
Share Capital [Line Items]
Issuance costs (in Dollars) | $							$ 58,000
Reduction to Additional Paid in Capital [Member] | Underwriter’s Warrants [Member]
Share Capital [Line Items]
Issuance costs (in Dollars) | $							$ 51,000
Board of Directors [ Member]
Share Capital [Line Items]
Ordinary shares authorized												90,000,000
Ordinary Shares
Share Capital [Line Items]
Exercise price (in Dollars per share) | $ / shares									$ 8.84	$ 8.84
Warrants purchase shares						2,824,525
Purchase of additional warrant						31,039
exercise price per value (in Dollars per share) | $ / shares				$ 0.00013					$ 0.00013	$ 0.00013
Ordinary shares authorized									90,000,000	90,000,000	3,351,351
Ordinary Shares | Board of Directors [ Member]
Share Capital [Line Items]
Ordinary shares														26,706
Series B Warrants [Member]
Share Capital [Line Items]
Warrants to purchase									614,937	614,937
Pre-funded warrants (in Dollars) | $										$ 588,757
Series A Warrants [Member]
Share Capital [Line Items]
Exercise price (in Dollars per share) | $ / shares									$ 34.97	$ 34.97			$ 8.84
Warrants to purchase									260,045	260,045			1,028,720
Adjusted warrants (in Dollars) | $		$ 3,367,123
Series A warrants (in Dollars) | $										$ 825,434
IPO [Member]
Share Capital [Line Items]
Issued and outstanding shares									413,304	413,304
Purchase of warrants							40,852
Ordinary shares							4,680
Price per unit (in Dollars per share) | $ / shares							$ 378.56
Additional warrant term										5 years
Additional warrants description										Applicable issuance costs, amounting to $2,193 thousand, were allocated in the same proportion as the allocation of the gross proceeds. An amount of $1,169 thousand was considered as issuance costs allocated to the warrants and was recorded in the consolidated statement of operations, while costs allocated as issuance costs of ordinary shares in the amount of $1,024 thousand were recorded in equity as a reduction of the paid in capital for the year ended December 31, 2022.
Warrants to purchase (in Dollars) | $							$ 4,000
Issuance of period term					3 years
IPO [Member] | Warrant [Member]
Share Capital [Line Items]
Ordinary shares							425,912
Exercise price (in Dollars per share) | $ / shares							$ 367.64
IPO [Member] | Advisor Warrants [Member]
Share Capital [Line Items]
Purchase of warrants							18,565
Exercise price (in Dollars per share) | $ / shares							$ 367.64
IPO [Member] | Lenders Warrants [Member]
Share Capital [Line Items]
Ordinary shares							204
IPO [Member] | Ordinary Shares
Share Capital [Line Items]
Purchase of warrants							40,852
Ordinary shares							660
Over-Allotment Option [Member]
Share Capital [Line Items]
Proceeds from Issuance or Sale of Equity (in Dollars) | $							$ 15,500,000
Issuance costs (in Dollars) | $							1,000
Over-Allotment Option [Member] | Finance Expense [Member]
Share Capital [Line Items]
Issuance costs (in Dollars) | $							500
Over-Allotment Option [Member] | Reduction to Additional Paid in Capital [Member]
Share Capital [Line Items]
Issuance costs (in Dollars) | $							$ 500
Over-Allotment Option [Member] | Ordinary Shares
Share Capital [Line Items]
Ordinary shares							3,717,473

[1]	Share and per share data in these consolidated financial statements have been retroactively adjusted to reflect the reverse share split effected in November 2024. See Note 13.